July 2, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:         Nationwide Life Insurance Company
Registration of Individual Flexible Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account-II

Ladies and Gentlemen:

On behalf of Nationwide Life insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account"), we are filing the attached original registration statement (the "Registration Statement") on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts (the "Contract") to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the Registration Statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the Registration Statement.

The provisions of this Registration Statement have been previously reviewed by SEC staff and the Registration Statement is substantially similar to the Form N-4 registration statement for Individual Flexible Premium Deferred Variable Annuity Contracts issued by Nationwide  through the Variable Account II (1933 Act No. 333-177439). The difference is that the Lifetime Income Option in this Contract is a low cost version of the currently offered Lifetime Income Option. The red-lining in this Registration Statement reflects the differences. Based on these similarities, Nationwide respectfully requests selective review of the Registration Statement.

In this Registration Statement, this Lifetime Income Option is referred to as "Nationwide L.inc LC Option." Nationwide is in the process of determining a marketing name for this option, which will be reflected in Pre-Effective Amendment No. 1 to the Registration Statement.

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

•
that comments by the SEC Staff, or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.

Sincerely,

/s/ NOOREE KIM

Nooree Kim
Senior Counsel
Nationwide Life Insurance Company

cc:   Rebecca Marquigny
Tony Burak